Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	$ 807,727	$ 839,281
Additions	975,257	327,078
Disposal of controlling interest in subsidiaries	(559,957)	(378,035)
Currency realignment	70,069	19,403
Ending balance	1,293,096	807,727
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	72,257	66,374
Additions	40,986	6,035
Disposal of controlling interest in subsidiaries	(82,794)	(1,453)
Currency realignment	7,122	1,301
Ending balance	37,571	72,257
Cost [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	83,443	78,771
Additions	117,224	2,638
Disposal of controlling interest in subsidiaries	(90,196)
Currency realignment	8,235	2,034
Ending balance	118,706	83,443
Cost [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	545,221	467,157
Additions	578,055	68,032
Disposal of controlling interest in subsidiaries	(144,579)
Currency realignment	46,212	10,032
Ending balance	1,024,909	545,221
Cost [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	84,740	71,561
Additions	65,678	12,282
Disposal of controlling interest in subsidiaries	(47,008)	(1,006)
Currency realignment	8,500	1,903
Ending balance	111,910	84,740
Cost [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Additions	173,314
Disposal of controlling interest in subsidiaries	(173,314)
Currency realignment
Ending balance
Cost [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	22,066	155,418
Additions		238,091
Disposal of controlling interest in subsidiaries	(22,066)	(375,576)
Currency realignment		4,133
Ending balance		22,066
Accumulated depreciation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	234,643	142,416
Charges	130,653	89,415
Disposal of controlling interest in subsidiaries	(162,134)	(616)
Currency realignment	28,765	3,428
Ending balance	231,926	234,643
Accumulated depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	20,402	12,835
Charges	6,827	7,507
Disposal of controlling interest in subsidiaries	(26,081)	(277)
Currency realignment	2,400	337
Ending balance	3,548	20,402
Accumulated depreciation [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	45,652	30,008
Charges	25,094	14,856
Disposal of controlling interest in subsidiaries	(60,533)
Currency realignment	5,922	788
Ending balance	16,135	45,652
Accumulated depreciation [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	133,661	80,622
Charges	78,847	51,236
Disposal of controlling interest in subsidiaries	(49,342)
Currency realignment	15,854	1,803
Ending balance	179,020	133,661
Accumulated depreciation [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	34,928	18,951
Charges	19,885	15,816
Disposal of controlling interest in subsidiaries	(26,178)	(339)
Currency realignment	4,589	500
Ending balance	33,223	34,928
Accumulated depreciation [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Charges
Disposal of controlling interest in subsidiaries
Currency realignment
Ending balance
Accumulated depreciation [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Charges
Disposal of controlling interest in subsidiaries
Currency realignment
Ending balance
Carrying amounts [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	573,084
Ending balance	1,061,170	573,084
Carrying amounts [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	51,855
Ending balance	34,023	51,855
Carrying amounts [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	37,791
Ending balance	102,571	37,791
Carrying amounts [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	411,560
Ending balance	845,889	411,560
Carrying amounts [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	49,812
Ending balance	78,687	49,812
Carrying amounts [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Ending balance
Carrying amounts [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	22,066
Ending balance		$ 22,066